Goodwill - Narrative (Details)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Explanation of period over which management has projected cash flows, period	5 years
BELL MEDIA
Disclosure of information for cash-generating units [line items]
Decrease in perpetuity growth rate resulting in recoverable amount being equal to carrying value (as a percent)	0.60%
Increase in discount rate resulting in recoverable amount being equal to carrying amount (as a percent)	0.40%